Summary of Significant Accounting Policies and Basis of Presentation (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator
Net loss	$(5,929,183)	$(7,624,256)	$(30,300,971)	$(27,090,243)
Less: accretion adjustment	(707,219)	1,255,312	(2,039,145)	736,685
Less: earnings allocated to particpating securites	—	—	—	—
Net loss attributable to common shareholders	$(5,221,964)	$(8,879,568)	$(28,261,826)	$(27,826,928)
Less: undistributed earnings allocated to participating securities	—	—	—	—
Denominator
Weighted-average shares–basic and diluted	10,011,105	9,842,537	9,953,951	9,836,826
Net loss per common share–basic and diluted	$(0.52)	$(0.90)	$(2.84)	$(2.83)

	For the Year Ended December 31,
	2020	2019	2018
Numerator
Net loss	$(34,436,576)	$(65,402,000)	$(50,325,820)
Less: accretion adjustment	1,090,294	1,155,122	(907,596)
Net loss attributable to common shareholders	$(35,526,870)	$(66,557,122)	$(49,418,224)
Denominator
Weighted-average shares – basic and diluted	9,842,737	9,750,682	9,695,257
Net loss per common share – basic and diluted	$(3.61)	$(6.83)	$(5.10)

Seven Oaks Acquisition Corp
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	For The Period From September 23, 2020
	(inception) through December 31, 2020
	Class A	Class B
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss	$(1,521,695)	$(2,696,047)

Denominator:
Basic and diluted weighted average common shares outstanding	3,234,375	5,730,469

Basic and diluted net loss per common share	$(0.47)	$(0.47)

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2021		September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share:
Numerator:
Allocation of net income	$4,825,213	$1,206,303	$3,531,262	$882,816

Denominator:
Basic and diluted weighted average common shares outstanding	25,875,000	6,468,750	25,875,000	6,468,750
Basic and diluted net income per common share	$0.19	$0.19	$0.14	$0.14

Summary of impact of the revision on the Company's financial statements

	As Previously
Balance Sheet as of March 31, 2021	Reported	Adjustment	As Restated
Total assets	$260,975,173	$—	$260,975,173
Total liabilities	$17,682,061	$—	$17,682,061
Class A common stock subject to possible redemption	238,293,110	20,456,890	258,750,000
Preferred stock	—	—	—
Class A common stock	205	(205)	—
Class B common stock	647	—	647
Additional paid-in capital	4,571,900	(4,571,900)	—
Accumulated deficit	427,250	(15,884,785)	(15,457,535)
Total stockholders’ equity (deficit)	$5,000,002	$(20,456,890)	$(15,456,888)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$260,975,173	$—	$260,975,173
Shares of Class A common stock subject to possible redemption	23,829,311	2,045,689	25,875,000
Shares of Class A Common stock	2,045,689	(2,045,689)	—

Statement of Cash Flows for the three months ended March 31, 2021	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in Value of Class A common stock subject to possible redemption	$4,645,000	$(4,645,000)	$—

	As Previously
Balance Sheet as of June 30, 2021	Reported	Adjustment	As Restated
Total assets	$260,319,739	$—	$260,319,739
Total liabilities	$23,289,058	$—	$23,289,058
Class A common stock subject to possible redemption	232,030,680	26,719,320	258,750,000
Preferred stock	—	—	—
Class A common stock	268	(268)	—
Class B common stock	647	—	647
Additional paid-in capital	10,834,267	(10,834,267)	—
Accumulated deficit	(5,835,181)	(15,884,785)	(21,719,966)
Total stockholders' equity (deficit)	$5,000,001	$(26,719,320)	$(21,719,319)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)	$260,319,739	$—	$260,319,739
Shares of Class A common stock subject to possible redemption	23,203,068	2,671,932	25,875,000
Shares of Class A Common stock	2,671,932	(2,671,932)	—

Statement of Cash Flows for the six months ended June 30, 2021	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in Value of Class A common stock subject to possible redemption	$(1,617,430)	$1,617,430	$—

	Earnings Per Share
	As Reported	Adjustment	As Restated
For the Three Months Ended March 31, 2021
Net income	$4,644,993	$—	$4,644,993
Weighted average shares outstanding - Class A common stock	25,217,311	657,689	25,875,000
Basic and diluted income (loss) per share - Class A common stock	$—	$0.14	$0.14
Weighted average shares outstanding - Class B common stock	7,126,439	(657,689)	6,468,750
Basic and diluted income (loss) per share - Class B common stock	$0.65	$(0.51)	$0.14

	Earnings Per Share
	As Reported	Adjustment	As Restated
For the Three Months Ended June 30, 2021
Net loss	$(6,262,431)	$—	$(6,262,431)
Weighted average shares outstanding - Class A common stock	23,822,429	2,052,571	25,875,000
Basic and diluted income (loss) per share - Class A common stock	$—	$(0.19)	$(0.19)
Weighted average shares outstanding - Class B common stock	8,521,321	(2,052,571)	6,468,750
Basic and diluted income (loss) per share - Class B common stock	$(0.73)	$0.54	$(0.19)

	Earnings Per Share
	As Reported	Adjustment	As Restated
For the Six Months Ended June 30, 2021
Net loss	$(1,617,438)	$—	$(1,617,438)
Weighted average shares outstanding - Class A common stock	23,597,451	2,277,549	25,875,000
Basic and diluted income (loss) per share - Class A common stock	$—	$(0.05)	$(0.05)
Weighted average shares outstanding - Class B common stock	8,746,299	(2,277,549)	6,468,750
Basic and diluted income (loss) per share - Class B common stock	$(0.18)	$0.13	$(0.05)

	For the Three and Six Months ended June 30, 2021
	Total Stockholders'		Total Stockholders'
	Equity (Deficit), As		Equity (Deficit), As
	Reported	Adjustment	Restated
Balance - December 31, 2020	$(20,101,881)	$—	$(20,101,881)
Common stock subject to possible redemption	(4,645,000)	4,645,000	—
Net income	4,644,993	—	4,644,993
Balance - March 31, 2021 (unaudited)	$(20,101,888)	—	$(15,456,888)
Common stock subject to possible redemption	6,262,430	$(6,262,430)	—
Net loss	(6,262,431)	—	(6,262,431)
Balance - June 30, 2021 (unaudited)	$(20,101,889)	$(1,617,430)	$(21,719,319)